9. MINERAL PROPERTIES: Schedule of Exploration and evaluation expenses (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Exploration and evaluation expenses

A summary of the Company’s exploration and evaluation expenses at the Fenn-Gib Property is as follows:

	2025	2024
	$	$
Camp maintenance, supplies, mobilization, general costs	144,865	432,641
Drilling	1,578,389	2,725,556
Environmental assessment and pre-feasibility studies	3,158,703	1,244,834
Exploration contractors	16,062	442,779
Exploration personnel and program support (Note 13)	1,239,623	1,736,382
Laboratory analysis	138,371	604,552
Other exploration and evaluation	96,931	367,144
Permitting	949,706	862,235
	7,322,650	8,416,123